Summary of Significant Accounting Policies - Accounts Receivable and Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of year	$ 1,215	$ 843	$ 5,300
Charges	45	823	649
Write-offs	(147)	(619)	(4,702)
Other	(82)	168	(404)
Balance, end of year	$ 1,031	$ 1,215	$ 843